DERIVATIVE FINANCIAL INSTRUMENTS (Details 2) - Nondesignated - Interest Rate Swap - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Fair values of the contracts
Fair value recorded in other assets	$ 2,267,000	$ 331,000
Fair value recorded in other liabilities	$ 4,188,000	$ 331,000